Shareholder Report, Line Graph (Details) 193851_Innovator 20 Year Treasury Bond 9 Buffer ETF - July_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Aug. 17, 2020	Oct. 31, 2025
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV
Accumulated Value	$ 8,109	$ 7,158	$ 7,507	$ 9,835	$ 9,781	$ 10,000	$ 8,152
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P U.S. Aggregate Bond Index
Accumulated Value	9,441	8,571	8,483	9,924	9,942	10,000	$ 10,017
ICE US Treasury 20+ Year Index Excluding Transaction Costs [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE US Treasury 20+ Year Index Excluding Transaction Costs
Accumulated Value	$ 6,303	$ 5,470	$ 6,074	$ 9,155	$ 9,687	$ 10,000	$ 6,432